Assets held for sale and discontinued operations - Summary of discontinued operations in the Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	£ 8,489	£ 9,444	[1]
Operating profit	1,985	2,239	[1]
Finance income	115	37	[1]
Finance costs	(800)	(661)	[1]
Profit before tax	1,371	1,666	[1]
Profit/(loss) after tax from discontinued operations	65	37	[1],[2]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	805
Other operating costs	0	(459)
Operating profit	0	346
Finance income	9	9
Profit before tax	70	94
Tax	5	57
Profit/(loss) after tax from discontinued operations	65	37
Discontinued operations | After exceptional items and remeasurements
Disclosure of analysis of single amount of discontinued operations [line items]
Finance costs	£ 61	£ (261)

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.